Notes Payable-Related Party	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes Payable-related Party
Notes Payable-Related Party

Note 4 – Notes Payable-Related Party

During the three and six months ended June 30, 2023 the Company incurred $2,588 and $6,825, respectively, in interest expense. During the three and six months ended June 30, 2023 principal payments of $139,229 and $685,473, respectively, and accrued interest of $25,917 and $102,373 were paid, respectively, on notes to related parties. The principal and accrued interest for these notes were fully paid by December 31, 2023.

Note 5 – Notes Payable-Related Party

On December 1, 2020, the Company consolidated all of the outstanding loans owed to an officer of the Company and to his spouse, resulting in the following two loans: (i) a single loan from the spouse of an officer of the Company, dated December 1, 2020, with a principal balance of $426,243, bearing interest at the rate of 7.5% per annum, with a maturity date of December 31, 2021; and (ii) a single loan owed to an officer of the Company in the principal amount of $139,229, bearing interest at the rate of 7.5% per annum, with a maturity date of December 31, 2021. In December of 2021, the maturity dates of these loans were further extended to June 30, 2022. In July of 2022, the notes were extended to June 30, 2023.

On June 21, 2021, the Company entered into a loan from the spouse of an officer of the Company in the amount of $120,000 (principal) with an interest rate of 7.5% per annum due June 21, 2022. In July of 2022, the loan was extended to June 30, 2023.

The Company accounted for these loan extensions during the year ended December 31, 2022, as a troubled debt restructuring as the Company was experiencing financial difficulties and the extensions represented a concession by the lenders. As the future undiscounted cash flows of these related party notes exceeded their carrying value, no gain or loss was recognized upon the extensions.

As of June 30, 2023 principal payments of $685,473 and interest of $104,968 were paid. As of December 31, 2023, there were no outstanding principal or interest balances for these related party notes.

On August 1, 2022, in conjunction with a private placement of notes and warrants (as detailed in Note 6 below), in exchange for a $50,000 payment upon subscription, the Company issued a convertible note to the spouse of an officer of the Company in the amount of $50,000 (principal) with an interest rate of 6% per annum, and warrants to purchase 2,500 shares of common stock. The loan was fully repaid, including $822 of accrued interest, in September of 2022.